JOINT VENTURES/NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2012
JOINT VENTURES/NON-CONTROLLING INTEREST [Text Block]

NOTE 17 – JOINT VENTURES/NON-CONTROLLING INTEREST

Non-controlling interests included on the consolidated balance sheets of the Company are detailed as follows:

	March 31, 2012	March 31, 2011

Gerlach Geothermal LLC	$437,542	$639,967
Oregon USG Holdings LLC	25,793,169	1,000
Raft River Energy I LLC	23,533,734	-

Gerlach Geothermal LLC
On April 28, 2008, the Company formed Gerlach Geothermal, LLC (“Gerlach”) with our partner, Gerlach Green Energy, LLC (“GGE”). The purpose of the joint venture is the exploration of the Gerlach geothermal system, which is located in northwestern Nevada, near the town of Gerlach. Based upon the terms of the members’ agreement, the Company owns a 60% interest and GGE owns a 40% interest in Gerlach Geothermal, LLC. The agreement gives GGE an option to maintain its 40% ownership interest as additional capital contributions are required. If GGE dilutes to below a 10% interest, their ownership position in the joint venture would be converted to a 10% net profits interest. The Company has contributed $746,000 in cash and $300,000 for a geothermal lease and mineral rights; and the GGE has contributed $697,000 of geothermal lease, mineral rights and exploration data.

The consolidated financial statements reflect 100% of the assets and liabilities of Gerlach, and report the current non-controlling interest of GGE. The full results of Gerlach’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.

Oregon USG Holdings LLC
In September 2010, the Company’s subsidiary, Oregon USG Holdings LLC (“Oregon Holdings”), signed an Operating Agreement with Enbridge Inc. (“Enbridge”) for the right to participate in the Company’s project in the Neal Hot Springs project located in Malheur County, Oregon. Enbridge has contributed a total of $18,924,000, including the debt conversion, to Oregon Holdings in exchange for a 20% direct ownership interest. At the Company’s election, the agreement allows for additional contributions of up to $5 million that would increase Enbridge’s ownership by 1.5 percentage points for each $1 million contributed. Added to their base 20% ownership, additional payments could increase Enbridge’s ownership to a maximum of 27.5% . The Company has contributed $13,492,000 to Oregon Holdings and has an 80% ownership interest. Oregon Holdings has a 100% ownership interest in USG Oregon LLC. After the initial contributions noted above, the Company and Enbridge have made additional capital contributions of $462,616 and $6,871,215 ; respectively. The impact of the additional contributions to the profit and loss allocation percentages has not been determined.

The consolidated financial statements reflect 100% of the assets and liabilities of Oregon Holdings and USG Oregon LLC, and report the current non-controlling interest of Enbridge. The full results of Oregon Holdings and USG Oregon LLC’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.

Raft River Energy I LLC
Raft River Energy I is a joint venture between the Company and Raft River I Holdings, LLC a subsidiary of Goldman Sachs Group, Inc. An Operating Agreement governs the rights and responsibilities of both parties. At fiscal year end, the Company had contributed approximately $17.9 million in cash and property, and Raft River I Holdings, LLC has contributed approximately $34 million in cash. Profits and losses are allocated to the members based upon contractual terms. For income tax purposes, Raft River I Holdings, LLC will receive a greater proportion of the share of losses and other income tax benefits. This includes the allocation of production tax credits, which will be distributed 99% to Raft River I Holdings, LLC and 1% to the Company during the first 10 years of production. During the initial years of operations Raft River I Holdings, LLC will receive a larger allocation of cash distributions.

The consolidated financial statements reflect 100% of the assets and liabilities of Raft River Energy I LLC, and report the current non-controlling interest of Raft River I Holdings LLC for the fiscal year ended March 31, 2012. The full results of Raft River Energy I LLC’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.